Average Annual Total Returns - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund	Mar. 01, 2025
Fidelity Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.01%
Past 5 years	1.81%
Past 10 years	2.18%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.53%
Past 5 years	0.07%
Past 10 years	0.99%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.22%
Past 5 years	0.67%
Past 10 years	1.18%
LB124
Average Annual Return:
Past 1 year	1.84%
Past 5 years	1.87%
Past 10 years	2.24%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%